Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value
The following tables represent the fair value hierarchy for financial assets and liabilities measured at fair value at December 31, 2016 and 2015:

	December 31, 2016
($ thousands)	Fair Value	Level 1	Level 2	Level 3	Total

Restricted Investments	46,718	46,718	—	—	46,718

Derivative Assets:
Foreign Currency Forward Contracts	8,339	—	8,339	—	8,339
Interest Rate Swaps	1,079	—	1,079	—	1,079

Jackpot Investments	4,184	4,184	—	—	4,184
Available for Sale Investments	12,666	12,666	—	—	12,666

Derivative Liabilities:
Foreign Currency Forward Contracts	126	—	126	—	126
Interest Rate Swaps	13,709	—	13,709	—	13,709

	December 31, 2015
($ thousands)	Fair Value	Level 1	Level 2	Level 3	Total

Restricted Investments	43,426	43,426	—	—	43,426

Derivative Assets:
Foreign Currency Forward Contracts	5,002	—	5,002	—	5,002
Interest Rate Swaps	1,963	—	1,963	—	1,963

Jackpot Investments	151,499	151,499	—	—	151,499
Available for Sale Investments	7,250	7,250	—	—	7,250

Derivative Liabilities:
Foreign Currency Forward Contracts	750	—	750	—	750
Interest Rate Swaps	8,958	—	8,958	—	8,958

Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value
The following tables represent the fair value hierarchy for financial assets and liabilities not measured at fair value at December 31, 2016 and 2015:

	December 31, 2016
($ thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Total	Unrealized Gain (Loss)

Customer financing receivables, net	163,735	165,241	—	—	165,241	165,241	1,506
Available-for-sale investments	14,838	14,838	—	—	14,838	14,838	—
Jackpot liabilities	299,042	291,026	—	—	291,026	291,026	8,016
Debt	7,872,285	8,415,890	—	8,415,890	—	8,415,890	(543,605)

	December 31, 2015
($ thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Total	Unrealized Gain (Loss)

Customer financing receivables, net	199,845	199,845	—	—	199,845	199,845	—
Available-for-sale investments	13,232	13,232	—	—	13,232	13,232	—
Jackpot liabilities	337,243	329,923	—	—	329,923	329,923	7,320
Debt	8,343,368	8,176,986	6,450,306	1,726,680	—	8,176,986	166,382